Non-financial assets and liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Deferred tax assets
Tax losses	$ 72,827	$ 73,474
Other temporary differences	24,279	13,605
Total deferred tax assets	97,106	87,079
Deferred tax liabilities
Intangible assets	97,106	87,079
Total deferred tax liabilities	97,106	87,079
Net deferred tax liabilities	$ 0	$ 0